Operating Leases	12 Months Ended
Dec. 31, 2014
Operating Leases [Abstract]
Operating Leases

Note 7 – Operating Leases

In February 2012, the Company entered into a two-year lease for an office, which initially expired on February 28, 2014. The lease took effect in March 2012 with a monthly rent of $3,750 through February 2013 then $4,167 through February 2014. In early 2014, the Company entered into an additional two-year lease extension effective March 1, 2014 with a monthly rent of $5,500. Rent expense was $80,372 and $49,170 for the years ended December 31, 2014 and 2013, respectively. The Company pays property taxes on the property leased. Property tax expense was $11,440 and $12,669 for the years ended December 31, 2014 and 2013, respectively.

The Company leases an apartment for their Chief Executive Officer, currently on a month to month basis. Rent expense was $17,038 and $17,705 for the years ended December 31, 2014 and 2013, respectively.

At December 31, 2014, obligations for future minimum payments under operating leases were as follows:

2015	$66,000
2016	11,000
Thereafter	-

Total minimum payments required	$77,000